Research Expenses (Tables)	12 Months Ended
Jun. 30, 2024
Research Expenses [Abstract]
Schedule of Research Expenses
	Consolidated
	30 June 2024	30 June 2023
	$	$
Product research and development expenses	276,057	665,035